SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

In April 2024, the Company will dispose of its entire 100% ownership in Lion Global and transferring its ownership to a third party for consideration of approximately RMB 16 million. In May 2024, the Company will dispose of its entire 40% ownership in PT Sembrani Finance Indonesia and transferred its ownership to a third party for consideration of approximately RMB 16.75 million.